Segment Information - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) Business OperationSegment	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Operating Segments [Line Items]
Number of business units | Business	2
Number of operating segments in accordance with IFRS 8 | OperationSegment	4
Research and development expenses | €	€ (226,466)	€ (143,040)	€ (85,496)
Genentech Inc. | Minimum
Disclosure Of Operating Segments [Line Items]
Percentage of overall revenue	10.00%	10.00%	10.00%
Pfizer Inc. | Minimum
Disclosure Of Operating Segments [Line Items]
Percentage of overall revenue	10.00%
Sanofi S.A. | Minimum
Disclosure Of Operating Segments [Line Items]
Percentage of overall revenue		10.00%	10.00%
Genmab A/S | Minimum
Disclosure Of Operating Segments [Line Items]
Percentage of overall revenue			10.00%
Adjustments
Disclosure Of Operating Segments [Line Items]
Research and development expenses | €	€ 439	€ 292
Business Unit BioNTech
Disclosure Of Operating Segments [Line Items]
Number of operation segments | OperationSegment	3